[LETTERHEAD OF DECHERT LLP]

September 3, 2010

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

Attn:  James O’Connor, Esq.

Re:                               PowerShares Exchange-Traded Fund Trust II

Securities Act File No. 333-138490

Post-Effective Amendment No. 164

Investment Company Act File No. 811-21977

Amendment No. 165

Dear Mr. O’Connor:

On behalf of PowerShares Exchange-Traded Fund Trust II (the “Trust”) and with respect to the PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Global ex-U.S. Financial Sector Portfolio and PowerShares KBW Property & Casualty Insurance Portfolio, attached herewith for filing is the above-referenced Post-Effective Amendment No. 148 (the “Amendment”) to the Trust’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on Form N-1A.  This filing is being made pursuant to Rule 485(a)(2) for the purposes of registering new series of the Trust.  No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Stuart M. Strauss at (212) 698-3529.

Very truly yours,

/s/ Stuart M. Strauss
Stuart M. Strauss